UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2005

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Senior Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister	Atlanta, GA	October 31 2005


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total (x1000): 20,288,076.00



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   199370 4702127.000SH     SOLE              3599628.000       1102499.000
                                                             35404 835000.000SH      OTHER                                835000.000
American Express Co            COM              025816109   534971 9313564.000SH     SOLE              7394054.000       1919510.000
                                                             57440 1000000.000SH     OTHER                               1000000.000
American Int'l Group           COM              026874107      928 14980.000SH       SOLE                14980.000
Ameriprise                     COM              03076C106       65 1806.000SH        SOLE                 1806.000
Amgen                          COM              031162100   765240 9605118.000SH     SOLE              7606695.000       1998423.000
                                                             90027 1130000.000SH     OTHER                               1130000.000
Apollo Group, Inc CL A         COM              037604105   280641 4227167.000SH     SOLE              3412073.000        815094.000
                                                             30539 460000.000SH      OTHER                                460000.000
Baker Hughes Inc               COM              057224107    10943 183370.000SH      SOLE               157270.000         26100.000
Bed Bath & Beyond Inc Company  COM              075896100   387530 9644828.000SH     SOLE              7452830.000       2191998.000
                                                             46609 1160000.000SH     OTHER                               1160000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      492    6.000 SH       SOLE                    6.000
Caremark RX, Inc               COM              141705103   277145 5550667.000SH     SOLE              4375426.000       1175241.000
                                                             35950 720000.000SH      OTHER                                720000.000
Carnival Corporation           COM              143658300   144718 2895509.000SH     SOLE              2168628.000        726881.000
                                                             16743 335000.000SH      OTHER                                335000.000
Coca-Cola Co                   COM              191216100      450 10410.000SH       SOLE                 7000.000          3410.000
Colgate-Palmolive Co           COM              194162103   420422 7964040.000SH     SOLE              6325820.000       1638220.000
                                                             58333 1105000.000SH     OTHER                               1105000.000
ConocoPhillips                 COM              20825C104  1009716 14443082.000SH    SOLE             11486456.000       2956626.000
                                                            122343 1750000.000SH     OTHER                               1750000.000
Disney, Walt Co                COM              254687106      613 25391.000SH       SOLE                25391.000
Ebay, Inc.                     COM              278642103   490021 11893707.000SH    SOLE              9429788.000       2463919.000
                                                             55208 1340000.000SH     OTHER                               1340000.000
Electronic Arts, Inc.          COM              285512109      626 11000.000SH       SOLE                11000.000
Exxon Mobil Corp               COM              30231G102     1436 22607.000SH       SOLE                22607.000
Genentech, Inc.                COM              368710406   741599 8806545.000SH     SOLE              7002527.000       1804018.000
                                                             90947 1080000.000SH     OTHER                               1080000.000
General Electric Co            COM              369604103   423103 12566168.000SH    SOLE              9488149.000       3078019.000
                                                             40404 1200000.000SH     OTHER                               1200000.000
Gillette Co                    COM              375766102   882930 15170609.000SH    SOLE             11998421.000       3172188.000
                                                            104469 1795000.000SH     OTHER                               1795000.000
Halliburton Co Com             COM              406216101  1067586 15580647.000SH    SOLE             12394741.000       3185906.000
                                                            133957 1955000.000SH     OTHER                               1955000.000
Illinois Tool Works            COM              452308109   327492 3977796.000SH     SOLE              3124454.000        853342.000
                                                             37295 453000.000SH      OTHER                                453000.000
Intel Corp                     COM              458140100      323 13100.000SH       SOLE                13100.000
Int'l Business Machines        COM              459200101      967 12064.000SH       SOLE                10164.000          1900.000
I Shares Russell 1000 Growth   COM              464287614    25000 501700.000SH      SOLE               501700.000
Johnson & Johnson              COM              478160104   754068 11916371.000SH    SOLE              9515986.000       2400385.000
                                                             94604 1495000.000SH     OTHER                               1495000.000
Juniper Networks, Inc.         COM              48203R104   379973 15965231.000SH    SOLE             12449762.000       3515469.000
                                                             38080 1600000.000SH     OTHER                               1600000.000
Kohls Corp Com                 COM              500255104   485494 9675050.000SH     SOLE              7684308.000       1990742.000
                                                             61721 1230000.000SH     OTHER                               1230000.000
Lauder Estee Cos Inc Cl A      COM              518439104   196808 5650541.000SH     SOLE              4312351.000       1338190.000
                                                             27864 800000.000SH      OTHER                                800000.000
Eli Lilly & Co                 COM              532457108   585417 10938289.000SH    SOLE              8654881.000       2283408.000
                                                             71717 1340000.000SH     OTHER                               1340000.000
Maxim Integrated Products      COM              57772K101   382340 8964600.000SH     SOLE              7084869.000       1879731.000
                                                             43503 1020000.000SH     OTHER                               1020000.000
McDonald's Corp                COM              580135101   639576 19097502.000SH    SOLE             15142416.000       3955086.000
                                                             82385 2460000.000SH     OTHER                               2460000.000
Medtronic Inc                  COM              585055106   591955 11039822.000SH    SOLE              8752493.000       2287329.000
                                                             71744 1338000.000SH     OTHER                               1338000.000
Microsoft Corp                 COM              594918104   558865 21720343.000SH    SOLE             17162436.000       4557907.000
                                                             64325 2500000.000SH     OTHER                               2500000.000
Nike Inc Class B               COM              654106103   369719 4526433.000SH     SOLE              3587026.000        939407.000
                                                             44107 540000.000SH      OTHER                                540000.000
Nokia Corp Sponsored ADR       COM              654902204      271 16000.000SH       SOLE                16000.000
Omnicom Group                  COM              681919106   416265 4977465.000SH     SOLE              3920325.000       1057140.000
                                                             46666 558000.000SH      OTHER                                558000.000
Oracle Corporation             COM              68389X105   578729 46671688.000SH    SOLE             36282194.000      10389494.000
                                                             64356 5190000.000SH     OTHER                               5190000.000
Paychex Inc.                   COM              704326107   409111 11030233.000SH    SOLE              8700739.000       2329494.000
                                                             45806 1235000.000SH     OTHER                               1235000.000
Pepsico Inc                    COM              713448108   622243 10972378.000SH    SOLE              8704283.000       2268095.000
                                                             75878 1338000.000SH     OTHER                               1338000.000
Procter & Gamble Co            COM              742718109   419081 7048130.000SH     SOLE              5512162.000       1535968.000
                                                             53514 900000.000SH      OTHER                                900000.000
Qualcomm Inc Com               COM              747525103   350225 7826260.000SH     SOLE              6147897.000       1678363.000
                                                             36919 825000.000SH      OTHER                                825000.000
Research In Motion             COM              760975102   241804 3540323.000SH     SOLE              2885549.000        654774.000
                                                             28686 420000.000SH      OTHER                                420000.000
Royal Dutch Shell PLC Spons AD COM              780259206      263 4008.000 SH       SOLE                 4008.000
Schlumberger                   COM              806857108   925351 10966476.000SH    SOLE              8671586.000       2294890.000
                                                            111804 1325000.000SH     OTHER                               1325000.000
State Str Corp Com             COM              857477103      274 5600.000 SH       SOLE                 5600.000
Stryker Corp Com               COM              863667101   476996 9649930.000SH     SOLE              7642670.000       2007260.000
                                                             57339 1160000.000SH     OTHER                               1160000.000
3M Company                     COM              88579Y101   384587 5242467.000SH     SOLE              4144810.000       1097657.000
                                                             47684 650000.000SH      OTHER                                650000.000
United Parcel Service-Cl B     COM              911312106   353334 5111153.000SH     SOLE              4046740.000       1064413.000
                                                             43552 630000.000SH      OTHER                                630000.000
Wrigley WM JR Co Com           COM              982526105     3078 42820.000SH       SOLE                14720.000         28100.000